Intangible Asset, Net (Details) - Schedule of Intangible Asset, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Asset, Net [Abstract]
Copyright licenses	$ 1,959,379	$ 1,963,676
SaaS		137,906
intangible assets gross	1,959,379	2,101,582
Less: accumulated amortization	(898,049)	(918,405)
Less: impairment for production copyright	(1,061,330)	(1,063,658)
Total intangible assets		$ 119,519